Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements - Level 3 [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements [Line Items]
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Stock price (in Dollars per share)	$ 9.95	$ 10.2
Volatility	20.80%	17.20%
Term	5 years	5 years
Risk-free rate	0.70%	0.29%
Dividend yield	0.00%	0.00%